UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549

                             FORM 13F

Report for the Calendar Year or Quarter Ended: Dec 31, 2007.

Check here if Amendment [ ]   Amendment Number: _____________
                        [ ]   This amendment is a restatement.
                        [ ]   This amendment adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      ALTA CAPITAL MANAGEMENT, L.L.C.
Address:   6440 South Wasatch Blvd. #260, Salt Lake City, UT  84121

Form 13F File Number:   28-7794

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:      Michael O. Tempest
Title:     Principal
Phone:     801-274-6010
Signature, Place, and Date of Signing:

           Michael O. Tempest     Salt Lake City, Utah     January 18, 2008



                               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       57
Form 13F Information Table Value Total:	      516,073,000



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			                       VALUE	SHARES/	  INVST  VOTE
NAME OF ISSUER	      CLASS     CUSIP	       X$1000	PRN AMT   DSCTN
AUTH

Berkshire Hathaway      B       084670207      23,547     4,972   Sole   None
Microsoft Corp.                 594918104      22,649   636,198   Sole   None
PepsiCo, Inc.                   713448108      21,649   285,231   Sole   None
General Electric                369604103      20,332   548,469   Sole   None
Amphenol Corp			032095101      18,944   408,533   Sole   None
United Technologies             913017109      18,621   243,279   Sole   None
Oracle Corporation              38389x105      18,527   820,522   Sole   None
Google Inc                      38259P508      18,311    26,481   Sole   None
Ace Ltd.                        004644100      18,229   269,792   Sole   None
American Intl. Group Inc        026874107      17,580   301,546   Sole   None
Procter & Gamble                742718109      16,925   230,528   Sole   None
Johnson & Johnson               478160104      15,436   231,428   Sole   None
Emerson Electric                291011104      15,124   266,917   Sole   None
MEMC Electronic Materials       552715104      14,784   167,068   Sole   None
ConocoPhillips                  20825C104      13,885   157,246   Sole   None
Wal-Mart Stores Inc		931142103      13,529   284,635   Sole	 None
Cisco Systems Inc               17275R102      13,472   497,668   Sole   None
Rockwell Collins                774341101      12,961   180,093   Sole   None
Franklin Resources              354613101      12,803   111,887   Sole   None
America Movil SAB de CV         02364W105      12,751   207,712   Sole   None
Wells Fargo & Co.               949746101      12,498   413,994   Sole   None
Alliant Techsystems Inc.        018804104      12,353   108,587   Sole   None
Lincoln Electronic Holdings	533900106      11,921   167,480   Sole   None
Teva Pharmaceutical Inds	881624209      11,632   250,266   Sole	 None
Transocean Sedco Forex          G90078109      10,955    76,528   Sole   None
Total S.A                       89151e109      10,766   130,434   Sole   None
Intuit                          461202103      10,504   116,392   Sole   None
McGraw Hill Cos                 580645109       9,856   224,963   Sole   None
Genetech Inc                    368710406       9,824   146,478   Sole   None
Lowes Companies                 548661107       9,661   427,099   Sole   None
Berkshire Hathaway      A       084670108       4,390        31   Sole   None
Middleby Corp.			596278101	2,568	 33,512   Sole   None
Gfi Group Inc			361652209	1,700	 17,765	  Sole	 None
Gilead Sciences                 375558103       1,607    34,933   Sole   None
Healthways                      422245100       1,490    25,497   Sole   None
Quality Systems                 747582104       1,459    47,861   Sole   None
Sunrise Assisted Living         86768K106       1,425    46,460   Sole   None
Ball Corp                       058498106       1,387    30,825   Sole   None
Gildan Activewear               375916106       1,341    32,587   Sole   None
Graco Inc.                      384109104       1,318    35,368   Sole   None
Kohls Corp                      500255104       1,283    28,003   Sole   None
Fedex Corp                      31428x106       1,183    13,265   Sole   None
Infosys Tech Spon ADR           456788108       1,173    25,850   Sole   None
Western Union Co                959802109         750    30,900   Sole   None
Flir Systems Inc		302445101	  721	 23,049	  Sole	 None
Apache Corp			037411105	  544	  5,059   Sole   None
Becton Dickinson Co             075887109         541     6,475   Sole   None
Fiserv Inc			337738108	  345     6,226   Sole   None
Rehabcare Group Inc.		759148109	  237	 10,500   Sole   None
Citigroup Inc.                  172967101         213     7,226   Sole   None
Smart Modular Tech              G82245104         129    12,675   Sole   None
Constar Intl Inc                21036U107          41    10,000   Sole   None

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